PROMISSORY NOTE (Tables)	3 Months Ended
Mar. 31, 2023
Promissory Note
SCHEDULE OF FAIR VALUE OF LENDER WARRANTS ASSUMPTIONS

The fair value of the Lender warrants was calculated using the following assumptions:

March 31, 2023
Expected dividend yield	0%
Stock price	$1.40
Expected share price volatility	77.2%
Risk free interest rate	3.49%
Expected life of warrant	1 year